Capital Management - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Minimum cash coverage ratio	2.5
Description Of Computing Cash Coverage Ratio	The cash coverage ratio shall mean the ratio of the following: (a) cash on hand as at the end of each fiscal quarter; to (b) (i) at the end of each fiscal quarter prior to the one year anniversary of the closing date of the loan agreement, interest expense of the Company during the most recent fiscal quarter multiplied by four, and (ii) at the end of each fiscal quarter from and after the one year anniversary of the closing date of the loan agreement, interest expense of the Company during for the immediately preceding four fiscal quarters.